DISPOSAL OF ASSETS - Summary of disposals (Details) $ in Millions	1 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	$ 852
Carrying value of net assets held for sale
Assets	1,466
Liabilities	(807)
Carrying value of net assets held for sale	659
Gain (loss) on disposal, net of transaction costs	193
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(41)
Total gain (loss) on disposal	152
Ireland | Wind
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	358
Carrying value of net assets held for sale
Assets	582
Liabilities	(389)
Carrying value of net assets held for sale	193
Gain (loss) on disposal, net of transaction costs	165
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(35)
Total gain (loss) on disposal	130
Scotland | Wind
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	107
Carrying value of net assets held for sale
Assets	91
Liabilities	(21)
Carrying value of net assets held for sale	70
Gain (loss) on disposal, net of transaction costs	37
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	0
Total gain (loss) on disposal	37
U.S. | Wind
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds, net of transaction costs	387
Carrying value of net assets held for sale
Assets	793
Liabilities	(397)
Carrying value of net assets held for sale	396
Gain (loss) on disposal, net of transaction costs	(9)
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	(6)
Total gain (loss) on disposal	$ (15)